COMMITMENTS AND CONTINGENCIES (Details)	11 Months Ended
Dec. 02, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES
Percentage of Underwriting Fee on IPO proceeds	3.50%
Business combination costs	$ 8,500,000